TRADE AND ACCRUED PAYABLES	12 Months Ended
Dec. 31, 2017
TRADE AND ACCRUED PAYABLES [abstract]
Disclosure of trade and accrued payables	22. TRADE AND ACCRUED PAYABLES As at December 31, 2017 and 2016, substantially all the trade and accrued payables were aged within six months. The trade and accrued payables are non-interest-bearing.